INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
Disclosure of Effective Income Tax Rate Reconciliation
The reconciliation of income taxes at Canadian statutory rates with the income tax expense is as follows:

	2026	2025
Earnings before income taxes	$400.2	$513.7
Canadian statutory income tax rates	26.5%	26.5%
Income taxes at Canadian statutory rates	$106.1	$136.2
Effect of differences in tax rates in other jurisdictions	(13.6)	1.8
Tax benefits not previously recognized and unrecognized tax benefits	(0.5)	(6.8)
Non-taxable gain on fair value remeasurement of SIMCOM	—	(21.9)
Non-deductible expenses	5.5	—
Tax impact on after tax profit of equity accounted investees	(17.7)	(18.5)
Prior years' tax adjustments	(1.9)	2.8
Other	(0.4)	5.1
Income tax expense	$77.5	$98.7
Effective tax rate	19%	19%

Disclosure of Components of Income Tax Expense (Benefit)
Significant components of the provision for the income tax expense are as follows:

	2026	2025
Current income tax expense :
Current year	$36.2	$56.7
Prior years' tax adjustments	19.4	(2.7)
Deferred income tax expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(0.5)	(6.8)
Origination and reversal of temporary differences	22.4	51.5
Income tax expense	$77.5	$98.7

Disclosure of temporary difference, unused tax losses and unused tax credits
During the year ended March 31, 2026, movements in temporary differences are as follows:

					Foreign
	Balance				currency
	beginning	Recognized	Recognized	Recognized	exchange	Balance
	of year	in income	in OCI	in equity	differences	end of year
Non-capital loss carryforwards	$89.7	$87.0	$—	$—	$1.6	$178.3
Unclaimed research & development expenditures	227.8	(133.9)	—	—	(4.6)	89.3
Investment tax credits	(76.8)	(6.2)	—	—	—	(83.0)
Property, plant and equipment and right-of-use of assets	(168.0)	(24.4)	—	—	4.6	(187.8)
Intangible assets	(126.8)	12.3	—	—	1.0	(113.5)
Amounts not currently deductible including interest limitation	110.7	23.0	—	0.5	(1.6)	132.6
Government participation	93.6	5.0	—	—	—	98.6
Other	0.9	15.3	(21.4)	—	—	(5.2)
Net deferred tax assets	$151.1	$(21.9)	$(21.4)	$0.5	$1.0	$109.3

During the year ended March 31, 2025, movements in temporary differences are as follows:

						Foreign
	Balance				Business	currency
	beginning	Recognized	Recognized	Recognized	combinations	exchange	Balance
	of year	in income	in OCI	in equity	(Note 2)	differences	end of year
Non-capital loss carryforwards	$142.5	$(61.3)	$—	—	$3.3	$5.2	$89.7
Unclaimed research & development expenditures	162.1	59.0	—	—	—	6.7	227.8
Investment tax credits	(73.8)	(3.0)	—	—	—	—	(76.8)
Property, plant and equipment and right-of-use of assets	(154.1)	9.3	—	—	(11.1)	(12.1)	(168.0)
Intangible assets	(39.0)	(59.7)	—	—	(26.3)	(1.8)	(126.8)
Amounts not currently deductible including interest limitation	76.9	22.7	—	2.4	6.5	2.2	110.7
Government participation	86.4	7.2	—	—	—	—	93.6
Other	(4.3)	(18.9)	20.3	—	3.9	(0.1)	0.9
Net deferred tax assets	$196.7	$(44.7)	$20.3	$2.4	$(23.7)	$0.1	$151.1
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2027-2031	$18.8	$3.0
2032-2046	21.9	71.8
No expiry date	174.7	658.1
	$215.4	$732.9